Commitments and Contingencies - Other (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Commitments and Contingencies
Remaining term of conditional commitment	1 month
Maximum
Commitments and Contingencies
Remaining term of conditional commitment	5 years